EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Parentheticals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	$ (14,150)	$ (22,009)
Site general and administrative expenses [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(1,832)	(2,155)
Exploration [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(1,618)	(3,911)
Development work [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(9,438)	(14,953)
Land compliance [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(1,262)	(990)
Idaho Properties [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(10,945)	(20,191)
Idaho Properties [Member] | Site general and administrative expenses [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(1,702)	(1,953)
Idaho Properties [Member] | Exploration [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(435)	(3,826)
Idaho Properties [Member] | Development work [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(8,161)	(13,918)
Idaho Properties [Member] | Land compliance [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(647)	(494)
Nevada & Arizona Properties [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(3,205)	(1,818)
Nevada & Arizona Properties [Member] | Site general and administrative expenses [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(130)	(202)
Nevada & Arizona Properties [Member] | Exploration [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(1,183)	(85)
Nevada & Arizona Properties [Member] | Development work [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	(1,277)	(1,035)
Nevada & Arizona Properties [Member] | Land compliance [Member]
Disclosure of exploration and evaluation assets [Line Items]
Exploration and evaluation expenses	$ (615)	$ (496)